Long Term Prepayments and Other Non-Current Assets (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) m²
Long Term Prepayments and Other Non-Current Assets (Details) [Line Items]
Loan contract, description	The Company signed a loan contract on March 8, 2021 and renewed it on March 6, 2022, with a third party, Waichun Logistics Technology Limited (“Waichun”), to lend $2,000,000, with annual interest rate of 8%, which will be due on December 31, 2023. On March 8, 2021, the Company signed a loan contract with Waichun and renewed it on May 8, 2022, to lend $825,000, with an annual interest rate of 8%, which will be due on December 31, 2023.
Guizhou New Energy [Member]
Long Term Prepayments and Other Non-Current Assets (Details) [Line Items]
Area of square meters (in Square Meters) | m²		260,543
Prepaid consideration		$ 6,947,051
Advance payment of production line and equipment	$ 5,785,407	654,799
Factory construction	$ 14,528	$ 643,067